Provisions for employee benefits - Costs charged to the profit and loss account (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Benefit Plans [Line Items]
Current service cost	€ 66	€ 71
Past service cost and (gains) losses on settlements	(3)	12
- interest cost on liabilities	33	38
- interest income on plan assets	(18)	(14)
Interest cost (income), net	15	24
Remeasurements for long-term plans	(8)	1
Administrative fees paid	1	1
Total	71	109
Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	8	11
Total	64	96
Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	7	13
Total	7	13
Other benefit plans
Disclosure Of Benefit Plans [Line Items]
Current service cost	57	56
Past service cost and (gains) losses on settlements	(9)	3
- interest cost on liabilities	8	11
Interest cost (income), net	8	11
Remeasurements for long-term plans	(8)	1
Total	48	71
Other benefit plans | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	8	11
Total	48	71
Defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Current service cost	9	15
Past service cost and (gains) losses on settlements	6	9
- interest cost on liabilities	25	27
- interest income on plan assets	(18)	(14)
Interest cost (income), net	7	13
Administrative fees paid	1	1
Total	23	38
Defined benefit plan | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	16	25
Defined benefit plan | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	7	13
Total	7	13
Italian defined benefit plans
Disclosure Of Benefit Plans [Line Items]
Current service cost	1	1
- interest cost on liabilities	5	5
Interest cost (income), net	5	5
Total	6	6
Italian defined benefit plans | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	1	1
Italian defined benefit plans | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	5	5
Total	5	5
Foreign defined benefit plan
Disclosure Of Benefit Plans [Line Items]
Current service cost	6	12
Past service cost and (gains) losses on settlements	1	9
- interest cost on liabilities	17	18
- interest income on plan assets	(18)	(14)
Interest cost (income), net	(1)	4
Administrative fees paid	1	1
Total	7	26
Foreign defined benefit plan | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	8	22
Foreign defined benefit plan | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	(1)	4
Total	(1)	4
FISDE and other foreign medical plans
Disclosure Of Benefit Plans [Line Items]
Current service cost	2	2
Past service cost and (gains) losses on settlements	5
- interest cost on liabilities	3	4
Interest cost (income), net	3	4
Total	10	6
FISDE and other foreign medical plans | Payroll and related costs
Disclosure Of Benefit Plans [Line Items]
Total	7	2
FISDE and other foreign medical plans | Financial income (expense)
Disclosure Of Benefit Plans [Line Items]
Interest cost (income), net	3	4
Total	€ 3	€ 4